Retirement Plans - Schedule of Obligations and Funded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in projected benefit obligation:
Beginning balance	$ 30,623	$ 29,131
Service cost	947	946	$ 1,491
Interest cost	1,477	1,428	1,174
Actuarial (gain) loss *	(3,147)	49
Benefits paid	(1,113)	(931)
Ending balance	28,787	30,623	29,131
Change in plan assets:
Fair value, beginning balance	36,242	30,932
Actual return on plan assets	5,348	6,350
Employer contribution	0	0
Expenses paid	(145)	(109)
Benefits paid	(1,113)	(931)
Fair value, ending balance	40,332	36,242	$ 30,932
Funded status at end of year	11,544	5,619
Accumulated benefit obligation	24,954	25,897
Amounts recognized in the consolidated balance sheet consist of the following:
Non-current assets	11,544	5,619
Net asset at end of year	$ 11,544	$ 5,619